SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss per share
Net loss attributable to the Company	$ (5,101,237)	$ (6,055,713)	$ (7,200,263)
Weighted average number of common shares outstanding - Basic	13,408,261	10,919,386	10,598,989
Dilutive securities -unexercised warrants and options
Weighted average number of common shares outstanding – diluted	13,408,261	10,919,386	10,598,989
Loss per share - Basic	$ (0.38)	$ (0.55)	$ (0.68)
Loss per share - Diluted	$ (0.38)	$ (0.55)	$ (0.68)